Investment Strategy - Federated Hermes Total Return Bond ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	The Fund pursues its investment objective by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar-denominated, and emerging market fixed-income securities when Federated Investment Management Company (the “Adviser”) considers the risk-return prospects of those sectors to be attractive. The Fund may invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds”).The amount of any unhedged non-U.S. dollar-denominated fixed-income securities and foreign currencies in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in non-U.S. dollar-denominated fixed-income securities and foreign currencies is 20% of the Fund’s total assets. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (NRSRO). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Adviser. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer a better balance between total return and risk and thus offer a greater potential for return. The Fund may invest in derivative contracts (in particular, futures contracts, option contracts and swap contracts) to implement its investment strategies. The Fund may also use derivative contracts to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s uses of derivatives contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration or maturity parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may also invest in inflation-indexed bonds, a type of fixed-income security that is structured to provide protection against inflation. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support. The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Bloomberg US Aggregate Bond Index (BAB). The BAB is a composite index of the domestic, investment-grade, fixed-rate bond market, represented by the following sectors: government and credit securities; agency mortgage pass-through securities; asset-backed securities; and commercial mortgage-backed securities. The Adviser utilizes a five-part decision making process, focusing on: (1) duration; (2) yield curve; (3) sector allocation; (4) security selection; and (5) currency management, called the Alpha Pod process. This five-part investment process is designed to capitalize on the depth of experience and focus of each of the Adviser’s fixed-income sector teams–government, corporate, mortgage-backed, asset-backed, high-yield and international. First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. Second, the Adviser strategically positions the portfolio based on its expectations for changes in the relative yield of similar securities with different maturities. Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. Fourth, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific index. Fifth, the Adviser monitors currency markets and off-shore macroeconomic and political trends which impact currency markets through interest rate differentials, inflation rates and investment flows. The Fund’s Adviser does not have a standard policy weighting to any of the five factors in its decision-making process but instead adjusts them in reacting to market conditions as appropriate. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the BAB. The Fund may sell securities for a variety of reasons such as to secure gains, limit losses, redeploy assets into more promising opportunities or when the Adviser’s fundamental view of an issuer or overall market valuations changes. When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (an “Underlying Fund”), as well as exchange-traded funds. The Underlying Funds may include funds which are not available for general investment by the public. The Underlying Funds in which the Fund invests are managed independently of the Fund and may incur additional expenses. The Fund may invest in mortgage-backed, high-yield and emerging market debt and bank loan Underlying Funds. Certain of these Underlying Funds may hold significant investments in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. In addition, some of the loans in which an Underlying Fund may invest may be “covenant-lite” loans which do not include terms which allow the lender to control and track the performance of the borrower and declare a default if certain criteria are breached. At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments. The Fund will notify shareholders at least 60 days in advance of any change in this investment policy.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund pursues its investment objective by investing primarily in U.S. dollar-denominated, investment-grade, fixed-income securities. In addition, the Fund may invest in high-yield, non-U.S. dollar-denominated, and emerging market fixed-income securities when Federated Investment Management Company (the “Adviser”) considers the risk-return prospects of those sectors to be attractive. The Fund may invest up to 25% of its total assets in noninvestment-grade debt securities (otherwise known as “junk bonds”).
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The amount of any unhedged non-U.S. dollar-denominated fixed-income securities and foreign currencies in the Fund’s portfolio will normally not exceed 10% of the Fund’s total assets. The maximum amount that the Fund may invest in non-U.S. dollar-denominated fixed-income securities and foreign currencies is 20% of the Fund’s total assets. Investment-grade, fixed-income securities are rated in one of the four highest categories (BBB- or higher) by a nationally recognized statistical rating organization (NRSRO). Noninvestment-grade, fixed-income securities are rated in one of the six lowest categories (BB or lower) by a NRSRO, or in either case if unrated, of comparable quality as determined by the Adviser. The Adviser seeks to enhance the Fund’s performance by allocating relatively more of its portfolio to the sector that the Adviser expects to offer a better balance between total return and risk and thus offer a greater potential for return. The Fund may invest in derivative contracts (in particular, futures contracts, option contracts and swap contracts) to implement its investment strategies. The Fund may also use derivative contracts to increase or decrease the portfolio’s exposure to the investments(s) underlying the derivative in an attempt to benefit from changes in the value of the underlying investment(s). There can be no assurance that the Fund’s uses of derivatives contracts will work as intended. Derivative investments made by the Fund that provide investment exposure to investments suggested by the Fund’s name are included within the Fund’s 80% policy and are calculated at notional value. The Adviser may lengthen or shorten duration from time to time based on its interest rate outlook, but the Fund has no set duration or maturity parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may also invest in inflation-indexed bonds, a type of fixed-income security that is structured to provide protection against inflation. Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally, to a lesser extent, the Fund may invest in certain government securities that are issued by entities whose activities are sponsored by the federal government but that have no explicit financial support. The Adviser actively manages the Fund’s portfolio seeking total returns over longer time periods in excess of the Bloomberg US Aggregate Bond Index (BAB). The BAB is a composite index of the domestic, investment-grade, fixed-rate bond market, represented by the following sectors: government and credit securities; agency mortgage pass-through securities; asset-backed securities; and commercial mortgage-backed securities. The Adviser utilizes a five-part decision making process, focusing on: (1) duration; (2) yield curve; (3) sector allocation; (4) security selection; and (5) currency management, called the Alpha Pod process. This five-part investment process is designed to capitalize on the depth of experience and focus of each of the Adviser’s fixed-income sector teams–government, corporate, mortgage-backed, asset-backed, high-yield and international. First, the Adviser lengthens or shortens portfolio duration from time to time based on its interest rate outlook. Second, the Adviser strategically positions the portfolio based on its expectations for changes in the relative yield of similar securities with different maturities. Third, the Adviser pursues relative value opportunities within the sectors in which the Fund may invest. Fourth, the Adviser selects individual securities within each sector that it believes may outperform a sector-specific index. Fifth, the Adviser monitors currency markets and off-shore macroeconomic and political trends which impact currency markets through interest rate differentials, inflation rates and investment flows. The Fund’s Adviser does not have a standard policy weighting to any of the five factors in its decision-making process but instead adjusts them in reacting to market conditions as appropriate. There can be no assurance that the Adviser will be successful in achieving investment returns in excess of the BAB. The Fund may sell securities for a variety of reasons such as to secure gains, limit losses, redeploy assets into more promising opportunities or when the Adviser’s fundamental view of an issuer or overall market valuations changes. When selecting investments for the Fund, the Fund can invest in securities directly or in other investment companies, including, for example, funds advised by the Adviser or its affiliates (an “Underlying Fund”), as well as exchange-traded funds. The Underlying Funds may include funds which are not available for general investment by the public. The Underlying Funds in which the Fund invests are managed independently of the Fund and may incur additional expenses. The Fund may invest in mortgage-backed, high-yield and emerging market debt and bank loan Underlying Funds. Certain of these Underlying Funds may hold significant investments in companies whose financial condition is uncertain, where the borrower has defaulted in the payment of interest or principal or in the performance of its covenants or agreements or that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. In addition, some of the loans in which an Underlying Fund may invest may be “covenant-lite” loans which do not include terms which allow the lender to control and track the performance of the borrower and declare a default if certain criteria are breached. At times, the Fund’s investment in Underlying Funds may be a substantial portion of the Fund’s portfolio.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in fixed-income investments.